DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt components, current and non-current

	At December 31, 2022			At December 31, 2021
	Current	Non-Current	Fair Value (1)	Current	Non-Current	Fair Value (1)
$1,000 3.70% Senior Notes due March 2023	$—	$—	$—	$87	$—	$90
$700 2.80% Senior Notes due October 2029	—	692	603	—	689	726
$1,000 2.25% Senior Notes due October 2030	—	987	810	—	985	994
$1,000 2.60% Senior Notes due July 2032	—	991	811	—	990	1,003
$600 5.875% Senior Notes due April 2035	—	579	619	—	578	790
$1,100 6.25% Senior Notes due October 2039	—	860	933	—	860	1,237
$1,000 4.875% Senior Notes due March 2042	—	986	930	—	986	1,270
$450 5.45% Senior Notes due June 2044	—	481	430	—	482	602
Debt issuance costs on Corporate Revolving Credit Facilities	—	(5)	—	—	(5)	—
	$—	$5,571	$5,136	$87	$5,565	$6,712
____________________________
(1)The estimated fair value of these Senior Notes was determined by an independent third party pricing source and may or may not reflect the actual trading value of this debt.

Schedule of minimum debt repayments
Scheduled minimum debt repayments are as follows:

Year Ending December 31,
2023	$—
2024	—
2025	—
2026	—
2027	—
Thereafter	5,624
Total face value of debt	5,624
Unamortized premiums, discounts, and issuance costs	(53)
Debt	$5,571